Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12. COMMITMENTS AND CONTINGENCIES

The Company is subject to certain legal proceedings, claims, investigations, and administrative proceedings in the ordinary course of its business. The Company records a provision for a liability when it is both probable that the liability has been incurred and the amount of the liability can be reasonably estimated. These provisions, if any, are reviewed and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Depending on the nature and timing of any such proceedings that may arise, an unfavorable resolution of a matter could materially affect the Company’s future results of operations, cash flows or financial position in a particular period.

The Company pursues claims recoveries through settlement, arbitration and legal proceedings. The accounting policy for these activities is discussed under Claims recovery income in Note 2, Basis of Presentation And Summary of Significant Accounting Policies, in our Annual Report on Form 10-K for the year ended December 31, 2022.

A significant majority of the Company’s expected recoveries arise from Claims brought pursuant to the private cause of action under the Medicare Secondary Payer Act (“MSP Act”). This law allows the Company to pursue recoveries against primary payers for reimbursement of medical expenses that the Company’s assignors paid for when primary payers (i.e., liability insurers) were responsible for payment. On May 16, 2023, the Repair Abuses of MSP Payments Act (the “RAMP Act”) was introduced in the U.S. Senate and the U.S. House of Representatives, respectively, seeking to amend the private cause of action under the Medicare Secondary Payer Act, by striking “primary plan” and inserting “group health plan” into the existing text. As there is no indication that the RAMP Act is intended to be enacted retroactively, it should not have any effect on the recoverability of historical claims. To the extent that the Company has recovery rights in claims that have not yet been sought, or to the extent that the Company is assigned additional claims that may otherwise have been entitled to recoveries under the MSP Act, the passing of the RAMP Act could impact the Company’s ability to pursue recoveries on those prospective claims.

Investigations

As previously disclosed on Form 8-K, on August 11, 2022, the Securities and Exchange Commission (the “SEC”) initiated an investigation of the Company, and requested documents relating to, among other matters, the business combination transaction with Lionheart Acquisition Corporation II consummated on May 23, 2022 and related matters. The Company received a subpoena dated March 1, 2023 from the SEC regarding the aforementioned subject matter, and subsequently received a subpoena on May 10, 2023 requesting documents in connection with the Company’s financial statements for the periods ended June 30, 2022 and September 30, 2022 that required restatements as disclosed in the Company’s Form 8-K filed with the SEC on April 14, 2023. On August 16, 2023, the Company received an additional subpoena from the SEC regarding certain funding sources of the Company prior to the Business Combination, as well as various statements and disclosures by the Company in connection with and following the Business Combination. The Company intends to fully cooperate with the SEC in responding to the subpoenas.

In addition, on March 10, 2023, the Company received a subpoena from the U.S. Attorney’s Office in connection with a grand jury investigation in the U.S. District Court for the Southern District of Florida requesting certain information concerning the Company. To the best of the Company’s knowledge, the Department of Justice has not issued any target letters to anyone associated with the Company as a result of this investigation. (The United States Attorney’s Manual states that a “target” is a person as to whom the prosecutor or the grand jury has substantial evidence linking him or her to the commission of a crime and who, in the judgment of the prosecutor, is a putative defendant.)

The Company has cooperated, and will continue to cooperate, fully with these inquiries. In connection with its review of the matters related to the preparation and filing of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, a special committee of the Company’s board of directors, along with external advisors retained thereby, also reviewed the subject matter of information requests related to the foregoing subpoenas. Based on this review, the Company believes that these investigations will be resolved without any material developments; however, there can be no assurance as to the outcome or future direction thereof.

Cano Health

On August 10, 2023, the Company sued Cano Health, LLC (“Cano”) in the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County, Florida for declaratory relief and anticipatory breach of the CCRA, Purchase Agreement, and a Services Agreement (collectively, the “Cano Agreements”) between the parties. On the same day, Cano sued the Company in the same court, alleging fraud in the inducement, breach of contract, tortious interference, and unjust enrichment relating to the Cano Agreements. While it is inherently difficult to predict the eventual outcomes of pending actions, the Company denies all liability alleged by Cano and intends to defend the litigation vigorously.

The Company has outstanding a $5.0 million receivable from Cano; however, due to Cano’s Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2023, which included a substantial doubt about its ability to continue as a going concern, the Company established a reserve for the balance due under such receivable during the nine months ended September 30, 2023.

Note 13. COMMITMENTS AND CONTINGENCIES

The Company is subject to certain legal proceedings, Claims, investigations, and administrative proceedings in the ordinary course of its business. The Company records a provision for a liability when it is both probable that the liability has been incurred and the amount of the liability can be reasonably estimated. These provisions, if any, are reviewed and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Depending on the nature and timing of any such proceedings that may arise, an unfavorable resolution of a matter could materially affect the

Company’s future consolidated results of operations, cash flows or financial position in a particular period. As of December 31, 2022, there was no material pending or threatened litigation against us.

The Company pursues Claims recoveries through settlement, arbitration and legal proceedings. The accounting policy for these activities is discussed under Claims recovery income in Note 2, Basis of presentation and summary of significant accounting policies.

Approximately 93% of the Company’s expected recoveries arise from Claims being brought under the Medicare Secondary Payer Act private cause of action (Section 1862(b)(3)(A) of the Social Security Act (42 U.S.C. § 1395y(b)(3)(A)). This law allows the Company to pursue recoveries against primary payers for reimbursement of medical expenses that the Company’s assignors paid for when primary payers (i.e., liability insurers) were responsible for payment. On May 16, 2023, Senators Tim Scott (R-SC) and Maggie Hassan (D-NH) and Representatives Brad Schneider (D-IL) and Gus Bilirakis (R-FL) introduced the Repair Abuses of MSP Payments Act (S.1607/H.R.3388) (the “RAMP Act”) in the U.S. Senate and the U.S. House of Representatives, respectively, seeking to amend the private cause of action under the Medicare Secondary Payer Act, by striking “primary plan” and inserting “group health plan” (as defined in paragraph 42 U.S.C. § 1395y(b)(1)(A)(v)).

The Medicare Secondary Payer Act’s private cause of action—a fundamental component of how the Company is able to calculate damages—incentivizes private parties, such as MSP Recovery, to pursue reimbursement of conditional payments by rewarding them with double damages. If the Medicare Secondary Payer Act is changed, or if the RAMP Act were enacted to apply retroactively, it could significantly reduce the Company’s potential recoveries and have a material adverse effect on its business, financial condition, and results of operations.